Acquisitions	6 Months Ended
Jun. 30, 2026
Acquisitions [Abstract]
Acquisitions
8.	Acquisitions

Neuronomics AG

On January 10, 2025, the Company closed an investment to acquire 10% of Neuronomics AG for $288,727 (CHF 262,684). On March 7, 2025, the Company announced that it increased its stake in Neuronomics AG, a Swiss asset management firm specializing in artificial intelligence and model driven quantitative trading strategies from 10% to 52.5%.

In connection with the acquisition, the Company issued 186,304 common shares of the Company, plus additional cash considerations, to the selling shareholders of Neuronomics AG. 152,433 of the Payment Shares are subject to a lock-up schedule, with 50% released in three months and the remainder released in six months. No finder fees were paid in connection with the acquisition.

Details of the consideration for acquisition, net assets acquired and goodwill are as follows:

Purchase price consideration paid:
Cash consideration	$816,372
Fair value of shares issued	442,722
Fair value of previously held investment	379,906
Fair value of shares issued	$1,639,000

Fair value of assets and liabilities assumed:
Cash	$271,408
Prepaid expenses and deposits	12,473
Goodwill	2,907,440
Trade and other payables	(69,418)
Non-controlling interest	(1,482,903)
Total net assets acquired	$1,639,000

Had the acquisition taken place on January 1, 2025, the Company would have consolidated $19,013 of revenues and net losses of $114,695.   As the acquisition took place March 7, 2025, the Company consolidated revenues of $19,013 and net income of $36,358 from March 7, 2025 through September 30, 2025, the date of deconsolidation.   No material acquisition costs are recognized in the statement of operations.

On October 1, 2025, the Company’s ownership of Neuronomics decreased to 44.68% and the Company no longer had control over this subsidiary. As a result of this loss of control on October 1, 2025, the Company deconsolidated the subsidiary from its condensed consolidated interim financial statements and recorded its investment in Neuronomics as an investment in associate (Note 10).